Related Party Transactions	9 Months Ended
Sep. 30, 2016
Related-Party Transactions
Related Party Transactions

Note 16 – Related Party Transactions

In connection with the Company’s offering of common stock through a private placement in November 2013, the Company entered into a management agreement with the Manager (Management Agreement), which describes the services to be provided to us by the Manager and compensation for such services. The Manager is responsible for managing the Company’s day-to-day operations, subject to the direction and oversight of the Company’s board of directors.

Pursuant to the terms of the Management Agreement, our Manager is paid a management fee calculated and payable quarterly in arrears equal to 1.5% per annum of the Company’s stockholders’ equity (as defined in the Management Agreement) up to $500 million and 1.00% per annum of stockholders’ equity in excess of $500 million.  In the three and nine months ended September 30, 2016 the management fee was $1.8 million and $5.5 million, respectively, and $2.5 million was unpaid as of September 30, 2016.  In the three and nine months ended September 30, 2015 the management fee was $1.8 million and $5.4 million, and $1.8 million was unpaid as of December 31, 2015.  In addition, the Manager is entitled to an incentive fee in an amount equal to the product of (i) 15% and (ii) the excess of (a) Core Earnings (as defined in the Management Agreement) on a rolling four-quarter basis (or the period since November 26, 2013, whichever is shorter) over (b) an amount equal to 8.00% per annum multiplied by the weighted average of the issue price per share of the common stock or OP units multiplied by the weighted average number of shares of common stock outstanding, provided that Core Earnings over the prior twelve calendar quarters (or the period since November 26, 2013, whichever is shorter) is greater than zero. Core Earnings is generally equal to our net income (loss) prepared in accordance with GAAP, excluding (i) certain non-cash items and (ii) expenses incurred in connection with the private offering of common shares.   In the three and nine months ended September 30, 2016 there was no incentive fee accrual.  As of December 31, 2015,  $0.5 million was unpaid which represents stock issued to the Manager on January 8, 2016.

The initial term of the Management Agreement expires on November 26, 2016 and is automatically renewed for one-year terms on each anniversary thereafter. Following the initial term, the Management Agreement may be terminated upon the affirmative vote of at least two-thirds of our independent directors or the holders of a majority of the outstanding common stock (excluding shares held by employees and affiliates of the Manager), based upon (1) unsatisfactory performance by our Manager that is materially detrimental to the Company or (2) a determination that the management fee payable to the Manager is not fair, subject to the Manager’s right to prevent such a termination based on unfair fees by accepting a mutually acceptable reduction of management fees agreed to by at least two-thirds of our independent directors. The Manager must be provided with written notice of any such termination at least 180 days prior to the expiration of the then existing term and will be paid a termination fee equal to three times the sum of the average annual management fee during the 24-month period immediately preceding the date of termination, calculated as of the end of the most recently completed fiscal quarter prior to the date of termination.

In addition to the management fees and profit allocation described above, the Company is also responsible for reimbursing the Manager for certain expenses paid by our Manager on behalf of Company and for certain services provided by the Manager to the Company.  In the three and nine months ended September 30, 2016 the Manager had $0.5 million and $1.3 million in reimbursable expenses, respectively, and $0.5 million remained payable balance by the Company as of September 30, 2016. In the three and nine months ended September 30, 2015 the Manager had $0.3 million and $0.9 million in reimbursable expenses, respectively, and $0.3 million remained payable by the Company as of December 31, 2015.   Expenses incurred by the Manager and reimbursed by us are typically included in salaries and benefits or general and administrative expense on the consolidated statements of income.